SUBSEQUENT EVENTS (Narrative) (Details) - shares	1 Months Ended		12 Months Ended
	Mar. 17, 2023	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Treasury shares cancelled		11,500	11,500	17,600	5,200
2023 share repurchase plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares authorised to repurchase	4,000,000